UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 Mason Street, Greenwich, Connecticut 06830
(Address of principal executive offices)(Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-2978

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2011- June 30, 2012

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2012 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

  (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold   regarding election of directors); and

  (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Renaissance Capital Greenwich Funds

By (Signature and Title)

/s/ William K. Smith

William K. Smith, President

Date

July 26, 2012

Converted by EDGARwiz

Registrant: Renaissance Capital Greenwich Funds - The Global IPO Plus Aftermarket Fund
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2011 through June 30, 2012

ITEM 1- PROXY VOTING RECORD
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type (by issuer or shareholder)	(g) Voted	(h) How was vote cast (for or against proposal, or abstain; for or withhold regarding election of directors)	(i) Was Vote For or Against Management
1	Accretive Health	AH	00438V103	5/2/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					1. Re-election of Board Members	Issuer	For	For	For
					2. Advisory vote on executive compensation	Issuer	For	For	For
2	B&G Foods	BGS	05508R106	5/15/2012	3. Ratification of re-appointment of KPMG as company's independent auditor	Issuer	For	For	For
					3. Ratification of Ernst & Young as independent audit firm	Issuer	For	For	For
3	Bonanza Creek Energy	BCEI	097793103	6/12/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of Hein & Associates as independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequency of vote	Issuer	For	For	For
4	CBOE Holdings	CBOE	12503M108	6/14/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation	Issuer	For	For	For
					4. Approval of 2011 Omnibus Equity Incentive Plan	Issuer	For	For	For
5	Chefs' Warehouse	CHEF	163086101	5/17/2012	1. Election of Board Member	Issuer	For	For	For
					2. Approve 2010 Executive Bonus Plan	Issuer	For	For	For
					3. Approve Ammendment to Employee Stock Plan	Issuer	For	For	For
					4. Ratification of KPMG as independent audit firm	Issuer	For	For	For
6	C&J Energy Services	CJES	124678304	5/29/2012	1. Election of Board Member	Issuer	For	For	For
					2. Approval of 2012 long term incentive plan, advirosy on executive compensation and frequency of vote	Issuer	For	For	For
					3. Ratification of Ernst & Young as independent audit firm	Issuer	For	For	For
7	Delphi Automotive	DLPH	G27823106	6/14/2012	1. Election of Board Member	Issuer	For	For	For
					2. Advisory vote on executive compensation, frequency of further votes	Issuer	For	For	For
					3. Ratification of independent audit firm	Issuer	For	For	For
8	Express	EXPR	30219E103	5/31/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation	Issuer	For	For	For
9	General Motors	GM	37045V100	6/12/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation	Issuer	For	For	For
10	Financial Engines	FNGN	317485100	5/15/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
11	First Republic Bank	FRC	33616C100	5/15/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Approval of First Republic Executive Bonus Fund	Issuer	For	For	For
					3. Ratification of independent audit firm	Issuer	For	For	For
					4. Advisory vote on executive compensation	Issuer	For	For	For
12	HCA Holdings	HCA	40412C101	4/26/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
13	HomeAway	AWAY	43739Q100	6/6/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
14	Imperva	IMPV	45321L100	6/7/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
					4. Approval of the IRS Code Section 162 (M)	Issuer	For	For	For
15	Ironwood Pharmaceuticals	IRWD	46333X108	5/31/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
16	Jive Software	JIVE	47760A108	5/23/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
17	Kinder Morgan	KMI	49456B101	5/9/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
18	LinkedIn	LNKD	53578A108	6/14/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
19	Molycorp	MCP	608753109	6/31/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. To approve the 2012 Employee Stock Purchase Plan	Issuer	For	For	For
					3. Ratification of independent audit firm	Issuer	For	For	For
20	Nielson Holdings	NLSN	N36218106	5/8/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
					4. Approval of proposals relating to the Board of Directors	Issuer	For	For	For
21	Oasis Petroleum	OAS	674215108	5/2/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
22	Pandora Media	P	698354107	6/6/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
					4. Approval of the IRS Code Section 162 (M)	Issuer	For	For	For
23	Piedmont Office Realty Trust	PDM	720190206	5/24/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation	Issuer	For	For	For
24	Rail America	RA	750753402	5/17/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
25	RPX	RPXI	74972G103	6/9/2012	!. Vote of Election on the Board of Directors	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
26	Sensata	ST	N7902X106	5/22/2012	1. Election of Board Members	Issuer	For	For	For
					2. Proposal to ratify the selection of Enrst & Young as auditor	Issuer	For	For	For
					3. Proposal to adopt a Dutch statutory annual account for the fiscal year ened December 2011	Issuer	For	For	For
					4. Proposals relating to the Board of Directors	Issuer	For	For	For
27	Spirit Airlines	SAVE	848577102	6/13/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Ratification of independent audit firm	Issuer	For	For	For
					3. Advisory vote on executive compensation and frequncy of vote	Issuer	For	For	For
28	Swift	SWFT	87074U101	5/3/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Advisory vote on executive compensation	Issuer	For	For	For
					3. Approve Ammendment to Employee Stock Plan	Issuer	For	For	For
					4. Ratification of auditor	Issuer	For	For	For
29	Tornier	TRNX	N87237108	6/27/2012	1. Election of Board Members	Issuer	For	For	For
					2. Approval of Amendment to 2010 Incentive Plan	Issuer	For	For	For
					3. Ratification of Ernst & Young as independent audit firm	Issuer	For	For	For
					4. Executive Compensation Approval	Issuer	For	For	For
					5. Adoption of the Company's Statutory Annual Accounts	Issuer	For	For	For
					6. Release of the Board Members from Liability with respect to the exercise of their duties during the 2010 fiscal year	Issuer	For	For	For
					7. Authorization of the Board to Repurchase up to 10% of the Company's Shares	Issuer	For	For	For
30	Verisk Analytics	VRSK	92345Y106	5/16/2012	1. Vote of Election for Board Members	Issuer	For	For	For
					2. Advisory vote on executive compensation	Issuer	For	For	For
					3. Approve Ammendment to Employee Stock Plan	Issuer	For	For	For
					4. Ratification of auditor	Issuer	For	For	For
31	Yandex	YNDX	N97284108	5/15/2012	1. Approval of 2011 Annual Statutory Accounts. And Profits	Issuer	For	For	For
					2. Reappointment of Directors and matters relateding to directors	Issuer	For	For	For
					3. Amendment of Incentive Plan	Issuer	For	For	For
					4. Appointment of Auditor	Issuer	For	For	For
					5. Authorizations relateing to shares and other shareholder maters	Issuer	For	For	For
32	Zynga	ZNGA	98986T108	6/8/2012	1. Election of Board of Directors	Issuer	For	For	For
					2. Advisory vote on executive compensation, frequency of further votes	Issuer	For	For	For
					3. Ratification of Ernst & Young as independent audit firm	Issuer	For	For	For
CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST